Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Estimated Useful Lives of Property and equipment

Property and equipment, net consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Leasehold improvements	152,993	131,588
Electronic equipment	38,886	36,101
Machinery	10,911	13,178
Office furniture and equipment	9,037	10,146
Vehicles	4,412	4,398
Construction in progress	1,792	31,389
Total	218,031	226,800
Less: accumulated depreciation	(138,891)	(161,922)
Less: impairment charges	(3,521)	-
Property and equipment, net	75,619	64,878